                                 MAIRS AND POWER

                                GROWTH FUND, INC.
2ND QUARTER REPORT
June 30, 2002

To Our Shareholders:                                            August 22, 2002

           Mairs and Power Growth Fund shares registered a decline of 2.1% for the six month period ending June 30, 2002 after adjustment for the June dividend. This compares favorably with declines of 13.2% for Standard & Poor's 500 Stock Index and 6.9% for the Dow Jones Industrial Average. The average domestic diversified stock fund has a loss of 11.7% according to Lipper, Inc. Our ten year average annual return of 17.4% once again placed us on the WALL STREET JOURNAL list of the fifty best performing mutual funds for the past 10-year period and within that list we ranked 9th among the diversified stock funds. Another survey by BARRONS in the July 8th issue showed the Fund as the country's 5th best performing diversified mutual fund over the past 15 years with an average annual return of 13.9%. KIPLINGER PERSONAL FINANCE magazine, in the September issue, tallied the performance of the 800 largest domestic stock funds and divided them into six sectors. The Fund was placed in the category of All-Size-Funds which includes large, medium and small capitalization stocks. We ranked #2 in this sector for the past 10 years and #1 for the past 20 years with a 17.0 % average annual return.

           Economic growth slowed in the second quarter to a modest annual rate of 1.1%. However, the average rate for the first six months was a respectable 3.0%. Consumer spending rose a weaker-than-expected 1.9% in the quarter but is strengthening in the current quarter. On a brighter note, capital spending rose in the quarter for the first time in fifteen months and is expected to trend upward in subsequent quarters. Economists continue to project steady moderate growth over the balance of the year, probably in a range of 2% - 3%. Interest rates are currently at the lowest level in 40 years indicating that monetary policy has been stimulative for several quarters and for the first time in several years, fiscal policy has become stimulative because the federal budget is now generating a significant deficit. Inventories are near record lows and need to be rebuilt, which will provide further stimulus in the months ahead. Personal income growth continues to support retail sales and auto and housing markets remain firm. While the national unemployment rate has trended up to 5.9%, it is far lower than at the end of previous recessions. The stock market suffered a sharp correction during June and July as investors reacted to continuing concerns over apparent accounting misdeeds revealed in several additional corporations. Federal Reserve Chairman Alan Greenspan has spoken out on the "infectious greed", which has tainted the financial reporting of certain corporations. Congress as well as the Securities and Exchange Commission have taken actions to ferret out wrongdoing and punish transgressors. While integrity is not easily legislated, corporate governance must respond to these concerns in order to regain the trust of shareholders. Chairman Greenspan has suggested that investor confidence will return as corporate honesty becomes more clearly established as the only acceptable standard. Over the long term, stock prices reflect the trend of corporate earnings and we believe that earnings are strengthening. The recent recession prompted virtually all companies to review their cost structure and implement necessary adjustments, which should be reflected in improving profit margins as the level of business strengthens. Therefore, we believe stock prices could experience significant gains over the balance of the year.

                                                      George A. Mairs, President
                                      William B. Frels, Secretary and Co-Manager

SCHEDULE OF INVESTMENTS                                           JUNE 22, 2002

 NUMBER OF SHARES             COMMON STOCKS                                                   MARKET VALUE
 ----------------             -------------                                                   ------------
                         BASIC INDUSTRIES  11.2%
     728,100             BMC Industries, Inc.                                                 $     698,976
     450,000             Bemis Company, Inc.                                                     21,375,000
     520,000             Ecolab, Inc.                                                            24,039,600
     804,000             H. B. Fuller                                                            23,549,160
     542,500             The Valspar Corporation                                                 24,488,450
                                                                                              -------------
                                                                                                 94,151,186
                                                                                              -------------
                         CAPITAL GOODS  11.0%
     673,600             Donaldson Company, Inc.                                                 23,602,944
   1,121,662             Graco Inc.                                                              28,198,583
   1,280,100             MTS Systems Corporation                                                 16,846,116
     490,000             Pentair, Inc.                                                           23,559,200
                                                                                              -------------
                                                                                                 92,206,843
                                                                                              -------------
                         CONSUMER CYCLICAL  8.9%
     114,000             Arbitron, Inc. *                                                         3,556,800
   1,130,000             Target Corporation                                                      43,053,000
     485,800             The Toro Company                                                        27,612,872
                                                                                              -------------
                                                                                                 74,222,672
                                                                                              -------------
                         CONSUMER STAPLE  10.2%
     774,000             General Mills, Inc.                                                     32,795,520
   1,210,000             Hormel Foods Corporation                                                28,967,400
     958,000             SUPERVALU Inc.                                                          23,499,740
                                                                                              -------------
                                                                                                 85,262,660
                                                                                              -------------
                         FINANCIAL  16.4%
     620,000             St. Paul Companies, Inc.                                                24,130,400
     870,000             TCF Financial Corporation                                               42,717,000
   1,250,350             US Bancorp                                                              29,195,672
     840,000             Wells Fargo & Company                                                   42,050,400
                                                                                              -------------
                                                                                                138,093,472
                                                                                              -------------
                         HEALTH CARE  20.0%
     670,000             Baxter International, Inc.                                              29,781,500
     500,000             Johnson & Johnson                                                       26,130,000
     910,000             Medtronic, Incorporated                                                 38,993,500
     345,000             Merck & Co.                                                             17,470,800
     910,000             Pfizer Inc.                                                             31,850,000
     315,000             St. Jude Medical, Inc. *                                                23,262,750
                                                                                              -------------
                                                                                                167,488,550
                                                                                              -------------
                         TECHNOLOGY  10.1%
   2,000,000             ADC Telecommunications Inc. *                                            4,580,000
   1,000,000             Ceridian *                                                              18,980,000
   1,200,000             Corning, Inc. *                                                          4,260,000
   1,287,030             eFunds Corp. *                                                          12,212,628
     468,050             Emerson Electric Co.                                                    25,045,356
     558,750             Honeywell International Inc.                                            19,684,762
                                                                                              -------------
                                                                                                 84,762,746
                                                                                              -------------
                         UTILITIES  2.3%
     475,000             Verizon Communications                                                  19,071,250
                                                                                              -------------
                         DIVERSIFIED  6.0%
     800,000             General Electric Company                                                23,240,000
     223,000             Minnesota Mining & Manufacturing Company                                27,429,000
                                                                                              -------------
                                                                                                 50,669,000
                                                                                              -------------

                         TOTAL COMMON STOCKS  96.1%                                             805,928,379
                         SHORT TERM INVESTMENTS  4.0%
  23,177,901             First American Prime Obligation Fund Class I                            23,177,901
  10,421,139             Merrill Lynch Institutional Money Market Fund                           10,421,139
                                                                                              -------------
                                                                                                 33,599,040
                                                                                             --------------
                         TOTAL INVESTMENTS  100.1%                                              839,527,419
                         OTHER ASSETS AND LIABILITIES (NET)  -0.1%                                 (650,944)
                                                                                              -------------
                         NET ASSETS  100%                                                     $ 838,876,475
                                                                                              =============

*Non-income producing

STATEMENT OF NET ASSETS                                        AT JUNE 30, 2002

ASSETS
Investments at market value (cost $603,025,095)                                                     $ 805,928,379
Cash                                                                                                   33,599,040
Dividends receivable                                                                                    1,008,957
Receivables for securities sold, not yet delivered                                                              0
Prepaid expense                                                                                            60,643
                                                                                                    -------------
                                                                                                      840,597,019
LIABILITIES
Accrued management fee                                                               $    422,541
Accrued custodian and transfer agent fee                                                  135,203
Payable for securities purchased, not yet received                                      1,162,800       1,720,544
                                                                                     ------------   -------------

NET ASSETS
Equivalent to $53.02 per share on 15,821,111 shares outstanding                                     $ 838,876,475
                                                                                                    =============


STATEMENT OF CHANGES IN NET ASSETS       FOR THE SIX MONTHS ENDED JUNE 30, 2002

NET ASSETS, December 31, 2001                                                     $ 679,026,689
Net investment income, per statement below                     $  2,994,877
Distribution to shareholders                                     (3,149,162)           (154,285)
                                                               ------------
Fund shares issued and repurchased:
   Received for 4,164,080 shares issued                         236,640,280
   Paid for 833,934 shares repurchased                          (46,177,078)        190,463,202
                                                               ------------
Decrease in unrealized net appreciation of investments                              (32,703,729)
Net gain (or loss) realized from sales of securities                                  2,244,598
                                                                                  -------------
NET ASSETS, June 30, 2002                                                         $ 838,876,475
                                                                                  =============


STATEMENT OF NET INVESTMENT INCOME       FOR THE SIX MONTHS ENDED JUNE 30, 2002

INVESTMENT INCOME
Dividends                                                                       $ 6,006,587
Other income                                                                            284
                                                                                -----------
                                                                                  6,006,871

EXPENSES
Management fee (Note A)                                        $ 2,451,605
Fees and expenses of custodian, transfer agent and
    dividend disbursing agent (Note A)                             313,713
Legal and auditing fees and expenses                                15,228
Insurance                                                            6,516
Other Fees and Expenses                                            224,932        3,011,994
                                                                ----------      -----------
NET INVESTMENT INCOME                                                           $ 2,994,877
                                                                                ===========



NOTE A: The investment advisory fee was paid to Mairs and Power, Inc., which is owned by individuals who are directors and officers of the Fund, for its services as investment adviser. Investment advisory fees are paid to the adviser pursuant to an advisory agreement approved by the Directors of the Fund. The advisory fee is computed each month at an annual rate of 0.60% of the net asset value of the Fund on the last valuation day of the month. The transfer agent fee was paid to U.S. Bancorp Fund Services, LLC which serves as transfer agent.

SUPPLEMENTARY INFORMATION: 1) The directors of the Fund not affiliated with Mairs and Power, Inc. received a total of $53,200 for meetings scheduled during this six month period. No compensation was paid to any other director or officer of the Fund. 2) No provision has been made for federal income taxes as it is the intention of the Fund to comply with the provisions of the Internal Revenue Code available to investment companies and to make distributions of income and security profits which will be sufficient to relieve it from all or substantially all income taxes. 3) Purchases and sales of investment securities during the six months ended June 30, 2002 aggregated $192,601,934 and $5,055,782, respectively.

                                 MAIRS AND POWER
                                GROWTH FUND, INC.

                                 A NO-LOAD FUND

            W1520 First National Bank Building, 332 Minnesota Street,
                         St. Paul, Minnesota 55101-1363
Investment Adviser: 651-222-8478          Shareholder Information: 800-304-7404
                              www.mairsandpower.com

SUMMARY OF FINANCIAL INFORMATION

This table covers a period of generally rising common stock prices. The results shown should not be considered as a representation of the dividend income and capital gain or loss which may result from an investment made in the Fund today.

                                                                             PER SHARE
                                                           --------------------------------------------
                                                                           DISTRIBUTIONS      DIVIDENDS
                                                                            OF REALIZED        FROM NET
                         SHARES            TOTAL NET        NET ASSET       SECURITIES        INVESTMENT
    DATES              OUTSTANDING           ASSETS           VALUE            GAINS            INCOME
--------------         -----------       ------------      ----------      -------------      ----------
 Dec. 31, 1982          1,701,884        $ 16,784,217      $   9.860          $ 0.290           $ 0.250
 Dec. 31, 1983          1,763,184          18,972,177         10.760            0.350             0.240
 Dec. 31, 1984          1,744,138          17,304,204          9.920            0.380             0.230
 Dec. 31, 1985          1,713,476          21,553,457         12.580            0.430             0.230
 Dec. 31, 1986          1,787,700          22,235,453         12.440            1.370             0.200
 Dec. 31, 1987          1,828,278          19,816,097         10.840            1.145             0.240
 Dec. 31, 1988          1,858,078          20,630,251         11.105            0.605             0.205
 Dec. 31, 1989          1,733,168          22,630,081         13.055            0.915             0.215
 Dec. 31, 1990          1,734,864          22,501,587         12.970            0.350             0.210
 Dec. 31, 1991          1,808,046          31,440,529         17.390            0.790             0.195
 Dec. 31, 1992          1,913,628          34,363,306         17.955            0.580             0.200
 Dec. 31, 1993          2,012,570          39,081,010         19.420            0.610             0.215
 Dec. 31, 1994          2,128,038          41,889,850         19.685            0.490             0.325
 Dec. 31, 1995          2,490,650          70,536,880         28.320            0.755             0.280
 Dec. 31, 1996          4,322,492         150,161,759         34.740            0.695             0.355
 Dec. 31, 1997          9,521,030         412,590,619         43.335            0.955             0.390
 Dec. 31, 1998         12,525,664         580,460,523         46.340            0.680             0.360
 Dec. 31, 1999         11,771,794         546,836,085         46.455            2.740             0.465
 Dec. 31, 2000         10,891,038         581,668,419         53.410            4.820             0.545
 Dec. 31, 2001         12,490,964         679,026,689         54.360            2.000             0.510
 Jun. 30, 2002         15,821,111         838,876,475         53.020             -                0.200

The above data has been adjusted to reflect the 2-for-1 stock split paid to shareholders on October 10, 2001.

No adjustment has been made for any income tax payable by shareholders on capital gain distributions accepted in shares.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective Prospectus. Please call or write if you desire further information.

                          AVERAGE ANNUAL TOTAL RETURNS
                  THE AVERAGE ANNUAL TOTAL RETURNS FOR THE FUND
                  (PERIOD ENDED JUNE 30, 2002) ARE AS FOLLOWS:

1 YEAR: +3.0%                  5 YEARS: +10.9%                 10 YEARS: +17.4%

           PAST INVESTMENT RESULTS SHOULD NOT BE TAKEN AS NECESSARILY
                      REPRESENTATIVE OF FUTURE PERFORMANCE.

  THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO
             THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH
                     MORE OR LESS THAN THEIR ORIGINAL COST.

                             OFFICERS AND DIRECTORS

  George A. Mairs, III           William B. Frels
 President and Director       Secretary and Director

  Norbert J. Conzemius            Charlton Dietz
        Director                     Director

        Peter G. Robb           Lisa J. Hartzell
 Vice-President and Director        Treasurer

   Charles M. Osborne           J. Thomas Simonet
        Director                     Director